Consolidated Statement of Financial Position - TRY (₺) ₺ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Property, plant and equipment	₺ 13,902,730	₺ 12,458,491
Right-of-use assets	2,380,174	1,783,096
Intangible assets	12,367,784	11,308,062
Investment properties	13,675	16,283
Trade receivables	222,451	148,159
Receivables from financial services	75,717	123,136
Contract assets	128,114	10,291
Deferred tax assets	836,608	189,342
Investments in equity accounted investees	103,926	41,701
Other non-current assets	883,842	304,270
Total non-current assets	30,915,021	26,382,831
Inventories	203,715	178,399
Trade receivables	3,465,797	3,133,975
Due from related parties	16,476	4,477
Receivables from financial services	1,886,381	2,319,122
Contract assets	972,052	933,969
Derivative financial instruments	917,437	845,513
Financial assets at amortized cost	172,363	5,368
Financial assets at fair value through other comprehensive income	529,610	345,602
Cash and cash equivalents	11,860,555	10,238,715
Other current assets	558,986	1,327,004
Total current assets	20,583,372	19,332,144
Total assets	51,498,393	45,714,975
Equity
Share capital	2,200,000	2,200,000
Share premium	269	269
Treasury shares	(147,914)	(144,152)
Additional paid-in capital	35,026	35,026
Reserves	2,400,000	2,816,359
Remeasurements of employee termination benefit	(94,684)	(63,539)
Retained earnings	16,392,070	13,202,526
Total equity attributable to equity holders of Turkcell Iletisim Hizmetleri AS ("the Company")	20,784,767	18,046,489
Non-controlling interests	171	36,455
Total equity	20,784,938	18,082,944
Liabilities
Borrowings	16,353,685	12,677,394
Employee benefit obligations	381,923	294,331
Provisions	411,931	337,404
Deferred tax liabilities	1,337,831	1,165,630
Contract liabilities	164,764	141,890
Other non-current liabilities	498,059	359,857
Total non-current liabilities	19,148,193	14,976,506
Borrowings	5,232,737	7,628,333
Current tax liabilities	134,175	121,258
Trade and other payables	4,976,605	4,117,471
Due to related parties	40,355	12,082
Deferred revenue	116,921	56,544
Provisions	630,288	342,812
Contract liabilities	315,070	290,408
Derivative financial instruments	119,111	86,617
Total current liabilities	11,565,262	12,655,525
Total liabilities	30,713,455	27,632,031
Total equity and liabilities	₺ 51,498,393	₺ 45,714,975